Related Parties And Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of transactions between related parties [line items]
Dividend paid | ¥	¥ (7,628,573)		¥ 0	¥ 0
Ping An Insurance Company of ChinaLtd [member]
Disclosure of transactions between related parties [line items]
Refund amount after revision of existing contract | ¥	¥ 440,000
An Ke Technology Company Limited [member]
Disclosure of transactions between related parties [line items]
Dividend paid | $		$ 291
Ping An Insurance Overseas (Holdings) Limited [member]
Disclosure of transactions between related parties [line items]
Dividend paid | $		$ 194